Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Recurring Fair Value Measurements
The following table presents information about the Company’s assets and liability measured at fair value on a recurring basis:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Investments	$1,895	$—	$248,453	$250,348
Total assets	$1,895	$—	$248,453	$250,348

Liabilities
Contingent consideration	$—	$—	$9,489	$9,489
Recapitalization investment portfolio liability	—	—	191,678	191,678
Total liabilities	$—	$—	$201,167	$201,167

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Investments	$9,591	$—	$256,124	$265,715
Total assets	$9,591	$—	$256,124	$265,715

Liability
Recapitalization investment portfolio liability	$—	$—	$198,524	$198,524
Total liability	$—	$—	$198,524	$198,524

Investments - The Company records all of its investments (other than its equity method investments for which the fair value option has not been elected) at fair value. The Company’s Level 3 investments are in investment partnerships which invest in novel, innovative and potentially commercially viable biomedical products in clinical development as well as in early stage life sciences companies. It is inherently difficult to make accurate fair value estimates based on long-range projections of any pharmaceutical or biomedical product, especially with respect to products that have not completed clinical development and therefore have not received regulatory approval. Due to the lack of observable inputs, assumptions used can significantly impact the resulting fair value and therefore the partnerships’ result of operations. In addition, due to inherent uncertainty of valuation for these investments, estimates of fair value might differ from the value that would have been used had a ready market for these investments existed or from the value which would be realized upon disposition of these investments, and the differences could be material.
The Company has elected the fair value option of accounting for its investments in Auven and venBio. The estimate of fair value for these investments involves an evaluation of the investment and its underlying assets, including the market for the investment, available information on historical and projected financial performance, the potential sale or initial public offering of the underlying assets, the stage of development of the underlying assets, recent private transactions, control over the investment partnership and the lack of marketability of the investments, as well as the Company’s expected holding period, among other things. The Company records the fair value of these investments at the net asset value determined by the investment partnership adjusted for the aforementioned factors including the Company’s lack of control and the lack of marketability of the investments, where applicable. Due to the significant unobservable inputs and use of the Company’s own assumptions, the Company classifies such fair value investments within Level 3 of the fair value hierarchy.

The following table summarizes the Company’s quantitative information about the fair value measurements of Auven and venBio at the dates indicated:

	Quantitative Information About Level 3 Fair Value Measurements for December 31, 2019
Description	Fair Value	Valuation Technique	Unobservable Input	Range of Rates
Fair value option investments	$243,067	Market evaluation/pricing models	Discount for lack of marketability	10.0% - 30.0%
		Recent acquisition transactions	Discount for lack of control	20.0% - 35.0%

	Quantitative information about Level 3 Fair Value Measurements for December 31, 2018
Description	Fair Value	Valuation Technique	Unobservable Input	Range of Rates
Fair value option investments	$253,995	Market evaluation/pricing models	Discount for lack of marketability	12.5% - 27.5%
		Recent acquisition transactions	Discount for lack of control	25.0% - 30.0%

The Company also holds an equity investment in a publicly traded late-stage clinical biopharmaceutical company which it classifies within Level 1 of the fair value hierarchy due to the active market with quoted prices for this investment. See Note 7, “Investments,” for additional information on the Company’s investments.
Changes in fair value of the Company’s investments measured on a recurring basis using significant unobservable inputs (Level 3) were as follows:

	2019	2018
Balance as of January 1,	$256,124	$272,431
Reclassifications from cost method to fair value method	—	3,610
Recognized fair value (loss) gain	(11,288)	9,691
Cash distributions received	(452)	(27,778)
Capital contributions paid	4,069	1,546
Transfer out to Level 1	—	(3,376)
Balance as of December 31,	$248,453	$256,124

Contingent consideration - The Company recorded a contingent consideration liability due to the seller in connection with its Medimix acquisition during the year ended December 31, 2019. The contingent consideration liability was $9.5 million as of December 31, 2019. No amounts were paid during the year ended December 31, 2019. Payment is contingent on specified operating results being achieved in periods subsequent to the acquisition and will only be made if certain earn-out thresholds are achieved. The fair value of contingent consideration was based on unobservable inputs (Level 3) including assumptions relating to future business results. Any adjustments to fair value are recognized in earnings in the period identified. See Note 6, “Business Combinations,” for additional information regarding the Medimix acquisition.
Recapitalization Investment Portfolio Liability - The Company’s Recapitalization Investment Portfolio Liability represents an obligation that is estimated and probable to become distributable by transferring assets (i.e., cash) to the Pre-Closing Holders as part of the 2017 Recapitalization. The liability is recognized based on changes in the fair value of the investments underlying the Investment Portfolio, net of taxes and other expenses and is classified within Level 3 of the fair value hierarchy. See Note 2, “Recapitalization Transaction,” for additional information.
Changes in fair value of the Recapitalization Investment Portfolio Liability measured on a recurring basis using significant unobservable inputs (Level 3) were as follows:

	2019	2018
Balance as of January 1,	$198,524	$206,507
Recapitalization investment portfolio consideration change in value	(6,846)	7,849
Cash distributions paid	—	(15,832)
Balance as of December 31,	$191,678	$198,524

Nonrecurring Fair Value Measurements
See Note 1, “Basis of Presentation and Summary of Significant Accounting Policies,” for additional information on the Company’s assets and liabilities that are not remeasured to fair value on a recurring basis.
Fair Value of Financial Instruments
The Company estimated the fair value of its financial instruments using available market information as of December 31, 2019 and 2018. The estimate of fair value has been determined based on the fair value hierarchy for U.S. GAAP. The following table presents information about the carrying value and estimated fair value of the Company’s financial instruments on the dates set forth below:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$345,187	$345,187	$553,066	$553,066
Liabilities:
Term Loan	3,096,429	3,111,911	3,128,552	2,933,299
OpCo Notes	1,125,000	1,164,566	1,125,000	1,077,874
Initial HoldCo Notes	550,000	559,873	550,000	531,878
Additional HoldCo Notes	900,000	915,120	—	—
Other debt	5,707	5,707	8,950	8,950

Cash and Cash Equivalents - The carrying amount approximates fair value due to the short-term maturity of these financial instruments (less than three months). The Company considers the fair value of cash and cash equivalents to be a Level 1 classification within the fair value hierarchy.
Term Loan - The estimated fair value of the Term Loan is based on recently reported market transactions and prices for identical or similar financial instruments obtained from a third-party pricing source. The Company considers the fair value of the Term Loan to be a Level 2 classification within the fair value hierarchy.
OpCo Notes and HoldCo Notes - The estimated fair value of the OpCo Notes and HoldCo Notes is based on recently reported market transactions and prices for identical or similar financial instruments obtained from a third-party pricing source. The Company considers the fair value of the OpCo Notes and HoldCo Notes to be a Level 2 classification within the fair value hierarchy.
Other Debt - The carrying amount of the other debt approximates fair value due to the nature of the obligation. The Company considers the fair value of other debt to be a Level 2 classification within the fair value hierarchy.